Schedule of Investments (unaudited)	iShares® Expanded Tech Sector ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Communications Equipment — 2.4%
Arista Networks Inc.(a)	13,798	$4,999,153
Calix Inc.(a)	14,215	675,212
Cambium Networks Corp.(a)	1,390	67,206
Ciena Corp.(a)	39,193	2,229,690
Cisco Systems Inc.	1,059,743	56,166,379
CommScope Holding Co. Inc.(a)	50,359	1,073,150
EchoStar Corp., Class A(a)	10,848	263,498
Extreme Networks Inc.(a)	31,700	353,772
F5 Networks Inc.(a)	14,991	2,798,220
Harmonic Inc.(a)	26,692	227,416
Infinera Corp.(a)(b)	50,094	510,959
Inseego Corp.(a)	15,466	156,052
Juniper Networks Inc.	82,062	2,244,396
Lumentum Holdings Inc.(a)(b)	19,189	1,574,074
Motorola Solutions Inc.	42,665	9,251,905
NETGEAR Inc.(a)(b)	7,862	301,272
NetScout Systems Inc.(a)	18,190	519,143
Plantronics Inc.(a)	9,389	391,803
Ribbon Communications Inc.(a)	31,431	239,190
Ubiquiti Inc.	1,909	595,971
ViaSat Inc.(a)	17,039	849,224
Viavi Solutions Inc.(a)(b)	58,049	1,025,145
		86,512,830
Electronic Equipment, Instruments & Components — 2.5%
Advanced Energy Industries Inc.	9,700	1,093,287
Amphenol Corp., Class A	150,324	10,283,665
Arrow Electronics Inc.(a)(b)	18,655	2,123,499
Avnet Inc.	25,056	1,004,244
Badger Meter Inc.	7,383	724,420
Belden Inc.	11,140	563,350
Benchmark Electronics Inc.	9,318	265,190
CDW Corp./DE	35,255	6,157,286
Celestica Inc.(a)(b)	27,682	217,304
Cognex Corp.	44,410	3,732,661
Coherent Inc.(a)	6,140	1,623,048
Corning Inc.	194,822	7,968,220
Fabrinet(a)	9,266	888,331
II-VI Inc.(a)	26,294	1,908,681
Insight Enterprises Inc.(a)	8,898	889,889
IPG Photonics Corp.(a)	9,074	1,912,527
Itron Inc.(a)	11,428	1,142,571
Jabil Inc.	34,123	1,983,229
Keysight Technologies Inc.(a)	46,531	7,184,852
Knowles Corp.(a)	23,598	465,825
Littelfuse Inc.	6,175	1,573,328
Methode Electronics Inc.	9,330	459,129
MicroVision Inc.(a)(b)	39,721	665,327
National Instruments Corp.	33,271	1,406,698
Novanta Inc.(a)	8,915	1,201,385
OSI Systems Inc.(a)	4,183	425,160
PAR Technology Corp.(a)	6,010	420,339
Plexus Corp.(a)(b)	7,310	668,207
Rogers Corp.(a)	4,736	950,989
Sanmina Corp.(a)	16,500	642,840
SYNNEX Corp.	10,453	1,272,757
TE Connectivity Ltd.	82,989	11,220,943
Trimble Inc.(a)	63,192	5,171,001
TTM Technologies Inc.(a)(b)	24,973	357,114
Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Velodyne Lidar Inc.(a)	14,309	$152,248
Vishay Intertechnology Inc.	33,164	747,848
Vontier Corp.	42,516	1,385,171
Zebra Technologies Corp., Class A(a)	13,455	7,124,288
		87,976,851
Entertainment — 2.7%
Activision Blizzard Inc.	195,395	18,648,499
Electronic Arts Inc.	72,151	10,377,478
Netflix Inc.(a)	111,504	58,897,528
Skillz Inc.(a)(b)	63,300	1,374,876
Take-Two Interactive Software Inc.(a)	29,083	5,148,273
Zynga Inc., Class A(a)	254,626	2,706,674
		97,153,328
Interactive Media & Services — 16.0%
Alphabet Inc., Class A(a)	59,939	146,358,451
Alphabet Inc., Class C, NVS(a)	56,749	142,231,154
Bumble Inc., Class A(a)(b)	13,254	763,430
Cargurus Inc.(a)	23,066	605,021
Eventbrite Inc., Class A(a)	18,832	357,808
Facebook Inc., Class A(a)	602,531	209,506,054
fuboTV Inc.(a)(b)	24,018	771,218
IAC/InterActiveCorp.(a)	20,973	3,233,407
Match Group Inc.(a)	67,965	10,959,356
MediaAlpha Inc., Class A(a)	5,535	233,024
Pinterest Inc., Class A(a)	137,623	10,865,336
Snap Inc., Class A, NVS(a)	236,001	16,081,108
TripAdvisor Inc.(a)	24,379	982,474
Twitter Inc.(a)	200,783	13,815,878
Vimeo Inc.(a)	38,940	1,908,060
Yelp Inc.(a)(b)	17,639	704,854
Zillow Group Inc., Class A(a)	9,211	1,128,624
Zillow Group Inc., Class C, NVS(a)(b)	40,309	4,926,566
ZoomInfo Technologies Inc., Class A(a)	25,950	1,353,812
		566,785,635
Internet & Direct Marketing Retail — 9.2%
Amazon.com Inc.(a)	86,294	296,865,167
Chewy Inc., Class A(a)(b)	20,964	1,671,040
eBay Inc.	162,752	11,426,818
Etsy Inc.(a)(b)	31,964	6,579,470
Groupon Inc.(a)	5,773	249,163
Overstock.com Inc.(a)(b)	10,777	993,639
Porch Group Inc.(a)(b)	18,868	364,907
Qurate Retail Inc., Series A	95,283	1,247,255
RealReal Inc. (The)(a)	15,296	302,249
Revolve Group Inc.(a)	8,996	619,824
Shutterstock Inc.	5,393	529,431
Stamps.com Inc.(a)	4,532	907,714
Stitch Fix Inc., Class A(a)	16,113	971,614
Wayfair Inc., Class A(a)	18,546	5,855,158
		328,583,449
IT Services — 17.1%
Accenture PLC, Class A	159,845	47,120,708
Affirm Holdings Inc.(a)(b)	12,619	849,890
Akamai Technologies Inc.(a)(b)	40,815	4,759,029
Alliance Data Systems Corp.	12,501	1,302,479
Automatic Data Processing Inc.	107,004	21,253,135
Broadridge Financial Solutions Inc.	29,202	4,716,999
CGI Inc.(a)(b)	55,702	5,046,601
Cognizant Technology Solutions Corp., Class A	132,685	9,189,763

Schedule of Investments (unaudited) (continued)	iShares® Expanded Tech Sector ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
Concentrix Corp.(a)	10,443	$1,679,234
Conduent Inc.(a)	43,262	324,465
CSG Systems International Inc.	8,350	393,953
DXC Technology Co.(a)	64,191	2,499,598
EPAM Systems Inc.(a)	14,185	7,247,968
Euronet Worldwide Inc.(a)	13,262	1,795,012
EVERTEC Inc.	14,724	642,703
ExlService Holdings Inc.(a)	8,547	908,204
Fastly Inc., Class A(a)(b)	21,888	1,304,525
Fidelity National Information Services Inc.	155,943	22,092,445
Fiserv Inc.(a)	149,773	16,009,236
FleetCor Technologies Inc.(a)	20,986	5,373,675
Gartner Inc.(a)	21,646	5,242,661
Genpact Ltd.	43,754	1,987,744
Global Payments Inc.	74,238	13,922,595
GoDaddy Inc., Class A(a)	42,563	3,701,278
International Business Machines Corp.	224,695	32,938,040
Jack Henry & Associates Inc.	18,679	3,054,203
LiveRamp Holdings Inc.(a)	16,812	787,642
Marathon Digital Holdings Inc.(a)(b)	23,262	729,729
Mastercard Inc., Class A	219,982	80,313,228
Maximus Inc.	15,568	1,369,517
MongoDB Inc.(a)	13,428	4,854,491
Okta Inc.(a)	31,449	7,694,941
Paychex Inc.	80,651	8,653,852
PayPal Holdings Inc.(a)	295,407	86,105,232
Perficient Inc.(a)(b)	8,319	669,014
Repay Holdings Corp.(a)(b)	18,820	452,433
Sabre Corp.(a)	80,959	1,010,368
Shift4 Payments Inc., Class A(a)(b)	9,770	915,644
Shopify Inc., Class A(a)(b)	28,385	41,469,917
Snowflake Inc., Class A(a)	15,639	3,781,510
Square Inc., Class A(a)	98,576	24,032,829
Switch Inc., Class A	21,842	461,085
Sykes Enterprises Inc.(a)	10,163	545,753
TTEC Holdings Inc.	4,620	476,276
Twilio Inc., Class A(a)	40,831	16,093,947
Unisys Corp.(a)	16,855	426,600
VeriSign Inc.(a)	24,885	5,666,066
Verra Mobility Corp.(a)	34,149	524,870
Visa Inc., Class A	425,437	99,475,679
Western Union Co. (The)	102,755	2,360,282
WEX Inc.(a)	11,251	2,181,569
		606,408,617
Semiconductors & Semiconductor Equipment — 16.3%
Advanced Micro Devices Inc.(a)	305,540	28,699,372
Allegro MicroSystems Inc.(a)	10,490	290,573
Ambarella Inc.(a)	9,120	972,466
Amkor Technology Inc.	27,195	643,706
Analog Devices Inc.	92,749	15,967,668
Applied Materials Inc.	230,763	32,860,651
Broadcom Inc.	102,674	48,959,070
Brooks Automation Inc.	18,716	1,783,260
Cirrus Logic Inc.(a)	14,693	1,250,668
CMC Materials Inc.	7,372	1,111,255
Cohu Inc.(a)	12,178	448,029
Cree Inc.(a)	28,817	2,822,049
Diodes Inc.(a)	10,520	839,180
Enphase Energy Inc.(a)	34,124	6,266,190
Entegris Inc.	34,076	4,190,326
Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
First Solar Inc.(a)(b)	21,525	$1,948,228
FormFactor Inc.(a)	19,618	715,272
Ichor Holdings Ltd.(a)	7,061	379,882
Intel Corp.	1,015,435	57,006,521
KLA Corp.	38,641	12,527,799
Kulicke & Soffa Industries Inc.	15,522	949,946
Lam Research Corp.	35,865	23,337,355
Lattice Semiconductor Corp.(a)	34,511	1,938,828
MACOM Technology Solutions Holdings Inc.(a)(b)	11,812	756,913
Marvell Technology Inc.	206,025	12,017,438
Maxim Integrated Products Inc.	67,484	7,110,114
MaxLinear Inc.(a)	17,203	730,955
Microchip Technology Inc.	68,785	10,299,866
Micron Technology Inc.(a)	282,001	23,964,445
MKS Instruments Inc.	13,994	2,490,232
Monolithic Power Systems Inc.	10,848	4,051,186
NVIDIA Corp.	156,665	125,347,666
NXP Semiconductors NV(b)	69,444	14,286,020
ON Semiconductor Corp.(a)	107,379	4,110,468
Onto Innovation Inc.(a)	12,381	904,308
Power Integrations Inc.	15,174	1,245,178
Qorvo Inc.(a)	28,323	5,541,395
QUALCOMM Inc.	283,658	40,543,238
Rambus Inc.(a)	28,867	684,437
Semtech Corp.(a)	16,479	1,133,755
Silicon Laboratories Inc.(a)	11,253	1,724,522
SiTime Corp.(a)	3,132	396,480
Skyworks Solutions Inc.	41,516	7,960,693
SolarEdge Technologies Inc.(a)	13,070	3,612,156
SunPower Corp.(a)	20,280	592,582
Synaptics Inc.(a)(b)	8,752	1,361,636
Teradyne Inc.	41,684	5,583,989
Texas Instruments Inc.	232,239	44,659,560
Ultra Clean Holdings Inc.(a)	11,015	591,726
Universal Display Corp.	10,720	2,383,378
Xilinx Inc.	61,820	8,941,645
		578,934,275
Software — 23.7%
8x8 Inc.(a)	27,803	771,811
ACI Worldwide Inc.(a)	29,598	1,099,270
Adobe Inc.(a)	120,202	70,395,099
Alarm.com Holdings Inc.(a)	11,170	946,099
Altair Engineering Inc., Class A(a)	11,257	776,395
Alteryx Inc., Class A(a)	14,720	1,266,214
Anaplan Inc.(a)(b)	36,359	1,937,935
ANSYS Inc.(a)	21,917	7,606,514
Appfolio Inc., Class A(a)	4,416	623,539
Appian Corp.(a)(b)	9,894	1,362,899
Asana Inc., Class A(a)(b)	6,916	428,999
Aspen Technology Inc.(a)(b)	17,194	2,364,863
Autodesk Inc.(a)	55,325	16,149,368
Avalara Inc.(a)	21,677	3,507,339
Avaya Holdings Corp.(a)	18,880	507,872
Bill.com Holdings Inc.(a)	15,692	2,874,461
Black Knight Inc.(a)	39,210	3,057,596
Blackbaud Inc.(a)	12,008	919,453
BlackBerry Ltd.(a)(b)	130,330	1,592,633
Blackline Inc.(a)(b)	12,918	1,437,386
Bottomline Technologies DE Inc.(a)	9,849	365,201
Box Inc., Class A(a)	37,247	951,661

Schedule of Investments (unaudited) (continued)	iShares® Expanded Tech Sector ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
BTRS Holdings Inc.(a)	16,183	$204,229
Cadence Design Systems Inc.(a)	70,026	9,580,957
CDK Global Inc.	30,243	1,502,775
Cerence Inc.(a)	9,434	1,006,702
Ceridian HCM Holding Inc.(a)	32,985	3,163,921
Citrix Systems Inc.	31,223	3,661,521
Cloudera Inc.(a)	56,652	898,501
Cloudflare Inc., Class A(a)	48,333	5,115,565
CommVault Systems Inc.(a)	11,802	922,562
Cornerstone OnDemand Inc.(a)	15,393	793,971
Coupa Software Inc.(a)	18,458	4,838,026
Crowdstrike Holdings Inc., Class A(a)	50,080	12,585,605
Datadog Inc., Class A(a)	54,710	5,694,217
Descartes Systems Group Inc. (The)(a)	21,414	1,480,992
Digital Turbine Inc.(a)	19,566	1,487,603
DocuSign Inc.(a)	48,925	13,677,962
Dolby Laboratories Inc., Class A	16,278	1,599,965
Domo Inc., Class B(a)	7,144	577,450
Dropbox Inc., Class A(a)	74,472	2,257,246
Duck Creek Technologies Inc.(a)	8,273	359,958
Dynatrace Inc.(a)	46,502	2,716,647
E2open Parent Holdings Inc.(a)(b)	31,515	359,901
Elastic NV(a)(b)	15,961	2,326,475
Envestnet Inc.(a)	13,215	1,002,490
Everbridge Inc.(a)	9,471	1,288,814
Fair Isaac Corp.(a)	7,236	3,637,392
FireEye Inc.(a)(b)	59,660	1,206,325
Five9 Inc.(a)	16,932	3,105,159
Fortinet Inc.(a)	34,089	8,119,659
Guidewire Software Inc.(a)	20,927	2,358,891
HubSpot Inc.(a)	11,046	6,436,725
InterDigital Inc.	7,576	553,275
Intuit Inc.	68,715	33,682,032
j2 Global Inc.(a)(b)	10,594	1,457,205
Jamf Holding Corp.(a)	7,053	236,769
Lightspeed POS Inc.(a)	22,773	1,904,051
LivePerson Inc.(a)	16,341	1,033,405
Manhattan Associates Inc.(a)	16,092	2,330,765
McAfee Corp., Class A	9,146	256,271
Medallia Inc.(a)	21,832	736,830
Microsoft Corp.	1,123,691	304,407,892
MicroStrategy Inc., Class A(a)(b)	1,961	1,303,085
Mimecast Ltd.(a)	14,653	777,342
Momentive Global Inc.(a)	30,199	636,293
New Relic Inc.(a)	13,760	921,507
NortonLifeLock Inc.	145,509	3,960,755
Nuance Communications Inc.(a)	71,611	3,898,503
Nutanix Inc., Class A(a)(b)	51,381	1,963,782
Open Text Corp.	68,899	3,500,069
Oracle Corp.	456,827	35,559,414
Pagerduty Inc.(a)(b)	14,454	615,451
Palantir Technologies Inc., Class A(a)	113,490	2,991,596
Palo Alto Networks Inc.(a)	24,490	9,087,015
Paycom Software Inc.(a)	12,373	4,497,214
Paylocity Holding Corp.(a)	9,509	1,814,317
Pegasystems Inc.	10,025	1,395,380
Ping Identity Holding Corp.(a)	9,702	222,176
Progress Software Corp.	11,435	528,869
Proofpoint Inc.(a)	14,354	2,494,151
PROS Holdings Inc.(a)(b)	9,911	451,644
Security	Shares	Value

Software (continued)
PTC Inc.(a)	26,543	$3,749,464
Q2 Holdings Inc.(a)	13,190	1,353,030
QAD Inc., Class A	2,930	254,969
Qualtrics International Inc., Class A(a)	14,463	553,210
Qualys Inc.(a)	8,502	856,066
Rapid7 Inc.(a)	13,864	1,311,950
RingCentral Inc., Class A(a)(b)	20,305	5,900,227
Riot Blockchain Inc.(a)(b)	21,159	797,060
SailPoint Technologies Holdings Inc.(a)	23,047	1,177,010
salesforce.com Inc.(a)	232,860	56,880,712
ServiceNow Inc.(a)	49,652	27,286,257
Slack Technologies Inc., Class A(a)	128,674	5,700,258
Smartsheet Inc., Class A(a)	29,455	2,130,186
SolarWinds Corp.(a)	18,080	305,371
Splunk Inc.(a)	41,216	5,959,009
Sprout Social Inc., Class A(a)	7,007	626,566
SPS Commerce Inc.(a)	8,899	888,565
SS&C Technologies Holdings Inc.	55,978	4,033,775
Synopsys Inc.(a)	38,363	10,580,132
Telos Corp.(a)(b)	6,208	211,134
Tenable Holdings Inc.(a)	16,849	696,706
Teradata Corp.(a)	27,701	1,384,219
Trade Desk Inc. (The), Class A(a)	108,437	8,388,686
Tyler Technologies Inc.(a)	10,244	4,634,078
Varonis Systems Inc.(a)	26,695	1,538,166
Verint Systems Inc.(a)	16,577	747,125
VMware Inc., Class A(a)	20,397	3,262,908
Vonage Holdings Corp.(a)	59,425	856,314
Workday Inc., Class A(a)	47,528	11,346,835
Workiva Inc.(a)	10,736	1,195,239
Xperi Holding Corp.	26,205	582,799
Yext Inc.(a)	24,185	345,604
Zendesk Inc.(a)	29,838	4,306,817
Zoom Video Communications Inc., Class A(a)	53,588	20,740,164
Zscaler Inc.(a)(b)	18,705	4,041,402
Zuora Inc., Class A(a)(b)	26,705	460,661
		843,210,545
Technology Hardware, Storage & Peripherals — 10.0%
3D Systems Corp.(a)	31,042	1,240,749
Apple Inc.	2,292,110	313,927,386
Corsair Gaming Inc.(a)	5,331	177,469
Dell Technologies Inc., Class C(a)	62,822	6,261,469
Hewlett Packard Enterprise Co.	328,459	4,788,932
HP Inc.	302,078	9,119,735
NCR Corp.(a)	32,616	1,487,616
NetApp Inc.	56,077	4,588,220
Pure Storage Inc., Class A(a)(b)	64,114	1,252,146
Seagate Technology Holdings PLC	50,226	4,416,372
Super Micro Computer Inc.(a)(b)	11,151	392,292
Western Digital Corp.(a)	77,064	5,484,645
Xerox Holdings Corp.	40,545	952,402
		354,089,433

Total Common Stocks — 99.9%
(Cost: $1,916,432,688)		3,549,654,963

Schedule of Investments (unaudited) (continued)	iShares® Expanded Tech Sector ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Investments

Money Market Funds — 1.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.07%(c)(d)(e)	43,283,517	$43,309,487
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	4,019,000	4,019,000
		47,328,487
Total Short-Term Investments — 1.3%
(Cost: $47,291,063)		47,328,487

Total Investments in Securities — 101.2%
(Cost: $1,963,723,751)		3,596,983,450

Other Assets, Less Liabilities — (1.2)%		(43,828,364)

Net Assets—100.0%		$3,553,155,086

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period-end.

(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/21	Shares Held at 06/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$43,347,251	$—		$(47,461	)(a)	$8,611	$1,086	$43,309,487	43,283,517	$35,405	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,339,000	1,680,000	(a)	—		—	—	4,019,000	4,019,000	108		—
						$8,611	$1,086	$47,328,487		$35,513		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P Communication Services Select Sector E-Mini Index	16	09/17/21	$1,694	$17,096
S&P Select Sector Technology E-Mini Index	10	09/17/21	1,487	68,177
				$85,273

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued)	iShares® Expanded Tech Sector ETF
June 30, 2021

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$3,549,654,963	$—	$—	$3,549,654,963
Money Market Funds	47,328,487	—	—	47,328,487
	$3,596,983,450	$—	$—	$3,596,983,450
Derivative financial instruments(a)
Assets
Futures Contracts	$85,273	$—	$—	$85,273

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares